Related party balances and transactions (Details) - Schedule of Trading transactions - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fundación Betterware., A.C.[Member]
Related party balances and transactions (Details) - Schedule of Trading transactions [Line Items]
Lease income	$ 63	$ 42
Donation expenses	3,350	$ 920
Campalier, S.A. de C.V. [Member]
Related party balances and transactions (Details) - Schedule of Trading transactions [Line Items]
Interest expenses	$ 7,479